Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income from continuing operations attributable to the Company's shareholders	¥ 29,697,609	$ 4,068,556	¥ 29,416,552	¥ 19,712,736
Net income from discontinued operations attributable to the Company's shareholders | ¥				624,864
Net income attributable to the Company's shareholders	¥ 29,697,609	$ 4,068,556	¥ 29,416,552	¥ 20,337,600
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,200,453	3,200,453	3,216,475	3,263,455
Dilutive effect of restricted share units (in shares)	30,149	30,149	35,554	32,559
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,230,602	3,230,602	3,252,029	3,296,014
Net income per share from continuing operations attributable to the Company's shareholders, basic (in CNY per share) | (per share)	¥ 9.28	$ 1.27	¥ 9.15	¥ 6.04
Net income per share from discontinued operations attributable to the Company's shareholders, basic (in CNY per share) | ¥ / shares				0.19
Net income per share, basic (in CNY and dollars per share) | (per share)	9.28	1.27	9.15	6.23
Net income per share from continuing operations attributable to the Company's shareholders, diluted (in CNY per share) | (per share)	9.19	1.26	9.05	5.98
Net income per share from discontinued operations attributable to the Company's shareholders, diluted (in CNY per share) | ¥ / shares				0.19
Net income per share, diluted (in CNY and dollars per share) | (per share)	¥ 9.19	$ 1.26	¥ 9.05	¥ 6.17
Anti-dilutive restricted share units excluded from the calculation of diluted net income per share (in shares)	15,300	15,300	6,300	11,300